Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
Note 17. Subsequent Events
The Company has evaluated all known subsequent events through March 31, 2022, which is the date these consolidated financial statements were issued, and has determined that no subsequent events have occurred requiring recognition or disclosure in these consolidated financial statements.